Investment Securities (Schedule of Noncurrent Available For Sale Securities By Length Securities Have Been In Unrealized Loss Position) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] Equity Securities Less Than Twelve Months [Member] USD ($)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] Equity Securities Less Than Twelve Months [Member] JPY (¥)	Mar. 31, 2010 Gross Unrealized Holding Losses [Member] Equity Securities Less Than Twelve Months [Member] JPY (¥)	Mar. 31, 2011 Fair Value [Member] Equity Securities Less Than Twelve Months [Member] USD ($)	Mar. 31, 2011 Fair Value [Member] Equity Securities Less Than Twelve Months [Member] JPY (¥)	Mar. 31, 2010 Fair Value [Member] Equity Securities Less Than Twelve Months [Member] JPY (¥)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] Equity Securities Twelve Months Or Longer [Member] JPY (¥)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] Equity Securities Twelve Months Or Longer [Member] USD ($)	Mar. 31, 2010 Gross Unrealized Holding Losses [Member] Equity Securities Twelve Months Or Longer [Member] JPY (¥)	Mar. 31, 2011 Fair Value [Member] Equity Securities Twelve Months Or Longer [Member] USD ($)	Mar. 31, 2011 Fair Value [Member] Equity Securities Twelve Months Or Longer [Member] JPY (¥)	Mar. 31, 2010 Fair Value [Member] Equity Securities Twelve Months Or Longer [Member] JPY (¥)	Mar. 31, 2011 Fair Value [Member] USD ($)	Mar. 31, 2011 Fair Value [Member] JPY (¥)	Mar. 31, 2010 Fair Value [Member] JPY (¥)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] USD ($)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] JPY (¥)	Mar. 31, 2010 Gross Unrealized Holding Losses [Member] JPY (¥)
Available-for-sale securities, Equity securities, Noncurrent		$ 3,145	¥ 261,000	¥ 836,000	$ 16,157	¥ 1,341,000	¥ 26,871,000	¥ 66,000	$ 795	¥ 257,000	$ 2,867	¥ 238,000	¥ 985,000	$ 19,024	¥ 1,579,000	¥ 27,856,000	$ 3,940	¥ 327,000	¥ 1,093,000
Number of securities - gross unrealized holding losses of available for sale securities	39